Derivative financial instruments - Forward freight agreements and Foreign exchange forward swaps (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Derivative financial instruments
Derivative financial assets (liabilities)	$ 1,869,361	$ 1,590,964
FFAs
Derivative financial instruments
Derivative financial assets (liabilities)	1,300,000
Net result	1,300,000
FXSs
Derivative financial instruments
Derivative financial assets (liabilities)	600,000
Net result	$ (400,000)